Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
RPAR Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	RPAR Risk Parity ETF
Class Name	RPAR Risk Parity ETF
Trading Symbol	RPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/rpar
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

The RPAR Risk Parity ETF (“RPAR”) returned 18.28% for the fiscal year ended December 31, 2025, compared to 18.83% for the Advanced Research Risk Parity Index (“RPAR Index”). RPAR seeks to achieve exposures similar to those of the RPAR Index, investing across four major asset classes—global equities, U.S. Treasuries, commodities, and U.S. Treasury Inflation‑Protected Securities (“TIPS”). These markets were selected because each has historically tended to outperform in different economic environments, allowing RPAR to maintain a balanced, diversified profile across growth and inflation regimes.

What Factors Influenced Performance?

RPAR’s 2025 performance benefited from strong returns across several of its key allocations. Global equities, gold, and commodity‑producer equities were notable contributors, supported by resilient global growth, a weaker U.S. dollar, and increased geopolitical uncertainty that boosted demand for real‑asset exposures. Gold, in particular, delivered exceptionally strong results.

On the other hand, long‑term U.S. Treasuries and long‑term TIPS produced modestly positive but comparatively muted returns. Yields remained volatile during the year as markets digested shifting expectations for interest‑rate policy and inflation. While rates stabilized later in the year, earlier periods of adjustment tempered the overall contribution from rate‑sensitive assets.

The combination of strong performance from real assets and equities, partially offset by softer results from U.S. Treasuries and TIPS, ultimately produced a solid outcome for the Fund in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended December 31, 2025	1 Year	5 Year	Since Inception (12/12/2019)
RPAR Risk Parity ETF	18.28%	0.89%	3.83%
S&P 500® Total Return Index	17.88%	14.42%	15.32%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index	13.70%	8.47%	9.65%
Advanced Research Risk Parity Index	18.83%	1.47%	4.78%

Performance Inception Date	Dec. 12, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.rparetf.com/rpar for more recent performance information.
Net Assets	$ 562,709,000
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 2,663,737
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$562,709
Number of Holdings	104
Total Advisory Fee	$2,663,737
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector/Security Type Breakdown (% of total net assets)
*	Includes Futures Contracts

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Vanguard Total Stock Market ETF	12.4
U.S. Treasury Bill, 1/29/2026, 3.33%	11.9
SPDR Gold MiniShares Trust	10.4
Vanguard FTSE Emerging Markets ETF	7.5
Vanguard FTSE Developed Markets ETF	5.1
U.S. Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	3.6
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	3.2
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2042	3.2
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	3.0
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	3.0

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

UPAR Ultra Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	UPAR Ultra Risk Parity ETF
Class Name	UPAR Ultra Risk Parity ETF
Trading Symbol	UPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/upar
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

The UPAR Ultra Risk Parity ETF (“UPAR”) returned 24.38% for the fiscal year ended December 31, 2025, compared to 24.98% for the Advanced Research Ultra Risk Parity Index (“UPAR Index”). UPAR seeks to achieve exposures similar to those of the UPAR Index, investing across four major asset classes—global equities, U.S. Treasuries, commodities, and U.S. Treasury Inflation‑Protected Securities (“TIPS”). These markets were selected because each has historically tended to outperform in different economic environments, allowing UPAR to maintain a balanced, diversified profile across growth and inflation regimes.

What Factors Influenced Performance?

UPAR’s 2025 performance benefited from strong returns across several of its key allocations. Global equities, gold, and commodity‑producer equities were notable contributors, supported by resilient global growth, a weaker U.S. dollar, and increased geopolitical uncertainty that boosted demand for real‑asset exposures. Gold, in particular, delivered exceptionally strong results.

On the other hand, long‑term U.S. Treasuries and long‑term TIPS produced modestly positive but comparatively muted returns. Yields remained volatile during the year as markets digested shifting expectations for interest‑rate policy and inflation. While rates stabilized later in the year, earlier periods of adjustment tempered the overall contribution from rate‑sensitive assets.

The combination of strong performance from real assets and equities, partially offset by softer results from U.S. Treasuries and TIPS, ultimately produced a solid outcome for the Fund in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended December 31, 2025	1 Year	Since Inception (1/3/2022)
UPAR Ultra Risk Parity ETF	24.38%	-2.73%
S&P 500® Total Return Index	17.88%	10.96%
Advanced Research Ultra Risk Parity Index	24.98%	-2.04%

Performance Inception Date	Jan. 03, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.rparetf.com/upar for more recent performance information.
Net Assets	$ 63,625,000
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 390,611
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$63,625
Number of Holdings	105
Total Advisory Fee	$390,611
Portfolio Turnover Rate	24%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector/Security Type Breakdown (% of total net assets)
*	Includes Futures Contracts

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
SPDR Gold MiniShares Trust	14.6
U.S. Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	5.0
Vanguard FTSE Emerging Markets ETF	5.0
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	4.5
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2042	4.4
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	4.3
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	4.2
U.S. Treasury Inflation Indexed Bonds 0.88%, 02/15/2047	3.9
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	3.7
U.S. Treasury Inflation Indexed Bonds 2.13%, 02/15/2041	3.3

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.